Moderate Allocation Lifestyle Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Mod Alloc Lifestyle Blended Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.50%	6.36%	6.66%
None
Prospectus [Line Items]
Average Annual Return, Percent	10.82%	6.64%	6.56%